Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 97.7%
Basic Materials — 1.3%
Chemicals — 1.3%
Mosaic Co.	21,631	$1,021,632
Total Basic Materials		1,021,632
Communications — 8.0%
Internet — 3.5%
Etsy, Inc.(1)	17,802	1,303,284
GoDaddy, Inc., Class A(1)	22,008	1,530,877
		2,834,161
Media — 1.5%
New York Times Co., Class A	42,151	1,176,013
Telecommunications — 3.0%
Arista Networks, Inc.(1)	26,061	2,442,958
Total Communications		6,453,132
Consumer, Cyclical — 14.3%
Apparel — 2.2%
Deckers Outdoor Corp.(1)	7,044	1,798,685
Distribution/Wholesale — 1.0%
Avient Corp.	21,094	845,447
Home Furnishings — 1.6%
Dolby Laboratories, Inc., Class A	18,516	1,325,005
Leisure Time — 0.8%
Royal Caribbean Cruises, Ltd.(1)	17,986	627,891
Lodging — 3.0%
Hyatt Hotels Corp., Class A(1)	33,026	2,440,952
Retail — 4.0%
Dick's Sporting Goods, Inc.	17,982	1,355,303
Lithia Motors, Inc., Class A	4,870	1,338,325
RH(1)	2,506	531,924
		3,225,552
Textiles — 1.7%
Mohawk Industries, Inc.(1)	10,798	1,339,924
Total Consumer, Cyclical		11,603,456
Consumer, Non-cyclical — 30.7%
Biotechnology — 12.5%
Amicus Therapeutics, Inc.(1)	127,179	1,365,903
Argenx SE, ADR(1)	5,431	2,057,697
Arrowhead Pharmaceuticals, Inc.(1)	33,686	1,186,084
BioMarin Pharmaceutical, Inc.(1)	14,403	1,193,577
Exelixis, Inc.(1)	79,804	1,661,519
Guardant Health, Inc.(1)	8,332	336,113
Mirati Therapeutics, Inc.(1)	16,626	1,116,103
SpringWorks Therapeutics, Inc.(1)	20,078	494,320
Veracyte, Inc.(1)	18,916	376,429
Zentalis Pharmaceuticals, Inc.(1)	11,201	314,748
		10,102,493

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
Commercial Services — 3.8%
Insperity, Inc.	13,360	$1,333,729
Ritchie Bros Auctioneers, Inc.	9,744	633,945
United Rentals, Inc.(1)	4,576	1,111,556
		3,079,230
Healthcare-Products — 8.2%
AtriCure, Inc.(1)	21,919	895,610
Inari Medical, Inc.(1)	11,423	776,650
iRhythm Technologies, Inc.(1)	22,420	2,422,033
Novocure, Ltd.(1)	9,983	693,818
Shockwave Medical, Inc.(1)	9,793	1,872,128
		6,660,239
Healthcare-Services — 3.6%
ICON PLC(1)	4,076	883,269
Molina Healthcare, Inc.(1)	7,320	2,046,745
		2,930,014
Pharmaceuticals — 2.6%
Bausch Health Cos., Inc.(1)	105,101	878,644
Neurocrine Biosciences, Inc.(1)	12,680	1,236,047
		2,114,691
Total Consumer, Non-Cyclical		24,886,667
Energy — 5.7%
Oil & Gas — 3.7%
Devon Energy Corp.	55,131	3,038,270
Oil & Gas Services — 2.0%
ChampionX Corp.	80,446	1,596,853
Total Energy		4,635,123
Financial — 5.4%
Banks — 2.5%
Citizens Financial Group, Inc.	55,358	1,975,727
Diversified Financial Services — 1.7%
Invesco, Ltd.	86,663	1,397,874
Private Equity — 1.2%
Ares Management Corp., Class A	17,563	998,632
Total Financial		4,372,233
Industrial — 11.7%
Engineering & Construction — 4.8%
EMCOR Group, Inc.	14,945	1,538,737
Jacobs Engineering Group, Inc.	11,880	1,510,304
TopBuild Corp.(1)	5,141	859,370
		3,908,411
Hand/Machine Tools — 1.3%
Regal Rexnord Corp.	9,692	1,100,236
Machinery-Diversified — 3.9%
Cognex Corp.	17,167	729,941
Graco, Inc.	15,750	935,707
Nordson Corp.	7,249	1,467,488
		3,133,136

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
Miscellaneous Manufacturing — 1.7%
AO Smith Corp.	25,027	$1,368,476
Total Industrial		9,510,259
Technology — 20.6%
Computers — 5.2%
Fortinet, Inc.(1)	57,615	3,259,857
TTEC Holdings, Inc.	13,612	924,118
		4,183,975
Semiconductors — 5.0%
Entegris, Inc.	22,194	2,044,733
Power Integrations, Inc.	15,913	1,193,634
Semtech Corp.(1)	14,123	776,342
		4,014,709
Software — 10.4%
ACI Worldwide, Inc.(1)	29,819	772,014
Blackline, Inc.(1)	11,615	773,559
HubSpot, Inc.(1)	3,027	910,068
Jack Henry & Associates, Inc.	6,901	1,242,318
JFrog, Ltd.(1)	33,586	707,657
MongoDB, Inc., Class A(1)	4,874	1,264,803
Outset Medical, Inc.(1)	18,015	267,703
Paycom Software, Inc.(1)	6,434	1,802,292
PubMatic, Inc., Class A(1)	43,915	697,809
		8,438,223
Total Technology		16,636,907
Total Common Stocks
(identified cost $70,153,296)		79,119,409
Total Investments — 97.7%
(identified cost $70,153,296)		79,119,409
Other Assets and Liabilities — 2.3%		1,865,184
Total Net Assets — 100.0%		$80,984,593

(1)	Non-income producing.

ADR – American Depositary Receipt

PLC – Public Limited Company

Fiera Capital International Equity Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 99.9%
Australia — 2.7%
Commonwealth Bank of Australia	88,052	$5,500,995
Canada — 3.8%
Canadian National Railway Co.	69,512	7,818,015
Denmark — 7.4%
Chr Hansen Holding A/S	34,625	2,527,530
Novo Nordisk A/S, Class B	115,588	12,818,896
		15,346,426
France — 13.7%
Air Liquide SA	32,892	4,427,589
EssilorLuxottica SA	46,948	7,118,241
L'Oreal SA	23,086	8,015,957
LVMH Moet Hennessy Louis Vuitton SE	14,505	8,890,206
		28,451,993
Germany — 3.3%
Rational AG	3,341	1,947,860
SAP SE	54,651	4,981,694
		6,929,554
India — 2.4%
HDFC Bank, Ltd., ADR	91,424	5,024,663
Japan — 9.6%
FANUC Corp.	21,001	3,291,682
Keyence Corp.	22,620	7,757,262
Shimano, Inc.	29,021	4,888,787
Unicharm Corp.	119,911	4,023,882
		19,961,613
Sweden — 1.3%
Svenska Handelsbanken AB, Class A	300,458	2,579,090
Switzerland — 20.4%
Alcon, Inc.	68,338	4,791,713
Cie Financiere Richemont SA	39,924	4,294,128
Geberit AG	10,906	5,246,641
Nestle SA	117,812	13,768,295
Roche Holding AG	26,817	8,964,448
Schindler Holding AG	28,698	5,247,417
		42,312,642
Taiwan — 6.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	151,848	12,413,574
United Kingdom — 24.6%
Bunzl PLC	142,992	4,748,814
Diageo PLC	218,503	9,437,627
Howden Joinery Group PLC	558,532	4,117,159
InterContinental Hotels Group PLC	128,195	6,813,233
Intertek Group PLC	87,861	4,515,981
London Stock Exchange Group PLC	86,238	8,046,924
Rotork PLC	1,011,362	2,970,930
Spirax-Sarco Engineering PLC	40,224	4,851,303
Unilever PLC	119,639	5,434,296
		50,936,267
United States — 4.7%
S&P Global, Inc.	29,135	9,820,243

Fiera Capital International Equity Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
Total Common Stocks
(identified cost $187,039,327)		$207,095,075
Total Investments — 99.9%
(identified cost $187,039,327)		207,095,075
Other Assets and Liabilities — 0.1%		104,299
Total Net Assets — 100.0%		$207,199,374

ADR — American Depositary Receipt
PLC — Public Limited Company

Fiera Capital International Equity Fund

Industry Allocation

June 30, 2022 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$8,890,206	4.3%
Banks	13,104,748	6.3
Beverages	9,437,627	4.6
Building Materials	5,246,640	2.5
Chemicals	6,955,119	3.4
Commercial Services	14,336,224	6.9
Cosmetics/Personal Care	17,474,135	8.4
Distribution/Wholesale	4,748,814	2.3
Diversified Financial Services	8,046,924	3.9
Electronics	2,970,930	1.4
Food	13,768,295	6.6
Hand/Machine Tools	5,247,417	2.5
Healthcare-Products	11,909,953	5.7
Home Furnishings	6,065,019	2.9
Leisure Time	4,888,787	2.4
Lodging	6,813,233	3.3
Machinery-Diversified	15,900,248	7.7
Pharmaceuticals	21,783,344	10.5
Retail	4,294,128	2.1
Semiconductors	12,413,574	6.0
Software	4,981,695	2.4
Transportation	7,818,015	3.8
Total Common Stocks	207,095,075	99.9
Other Assets and Liabilities	104,299	0.1
Total Net Assets	$207,199,374	100.0%

Fiera Capital Global Equity Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 99.6%
France — 2.8%
LVMH Moet Hennessy Louis Vuitton SE	1,275	$781,456
India — 2.0%
HDFC Bank, Ltd., ADR	10,140	557,294
Japan — 2.7%
Keyence Corp.	2,142	734,574
Switzerland — 10.4%
Geberit AG	1,053	506,576
Nestle SA	9,427	1,101,702
Roche Holding AG	2,675	894,205
Schindler Holding AG	2,040	373,013
		2,875,496
Taiwan — 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,663	1,116,950
United Kingdom — 9.1%
Diageo PLC	20,565	888,248
InterContinental Hotels Group PLC	9,566	508,408
Intertek Group PLC	7,689	395,208
Spirax-Sarco Engineering PLC	3,285	396,194
Unilever PLC	7,461	338,897
		2,526,955
United States — 68.6%
Alphabet, Inc., Class A (1)	863	1,880,701
AutoZone, Inc. (1)	651	1,399,077
Becton, Dickinson and Co.	3,286	810,098
Carrier Global Corp.	16,059	572,664
CME Group, Inc.	3,443	704,782
Graco, Inc.	9,232	548,473
Johnson & Johnson	7,200	1,278,072
Mastercard, Inc., Class A	3,985	1,257,188
Mettler-Toledo International, Inc. (1)	542	622,633
Microsoft Corp.	7,460	1,915,952
Moody's Corp.	6,095	1,657,657
MSCI, Inc.	1,974	813,584
NIKE, Inc., Class B	5,972	610,338
Oracle Corp.	10,548	736,989
Otis Worldwide Corp.	10,153	717,513
PepsiCo, Inc.	5,840	973,294
Sherwin-Williams Co.	3,448	772,042
TJX Cos., Inc.	12,848	717,561
UnitedHealth Group, Inc.	2,030	1,042,669
		19,031,287
Total Common Stocks
(identified cost $24,025,377)		27,624,012
Total Investments — 99.6%
(identified cost $24,025,377)		27,624,012
Other Assets and Liabilities — 0.4%		108,690
Total Net Assets — 100.0%		$27,732,702

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital Global Equity Fund

Industry Allocation

June 30, 2022 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,391,794	5.0%
Banks	557,294	2.0
Beverages	1,861,542	6.7
Building Materials	1,079,240	3.9
Chemicals	772,042	2.8
Commercial Services	2,052,865	7.4
Cosmetics/Personal Care	338,897	1.2
Diversified Financial Services	1,961,970	7.1
Electronics	622,633	2.3
Food	1,101,702	4.0
Hand/Machine Tools	373,013	1.3
Healthcare-Services	1,042,669	3.8
Internet	1,880,701	6.8
Lodging	508,408	1.8
Machinery-Diversified	2,396,754	8.6
Pharmaceuticals	2,982,375	10.8
Retail	2,116,638	7.6
Semiconductors	1,116,950	4.0
Software	3,466,525	12.5
Total Common Stocks	27,624,012	99.6
Other Assets and Liabilities	108,690	0.4
Total Net Assets	$27,732,702	100.0%

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 99.9%
Basic Materials — 7.0%
Chemicals — 7.0%
Linde PLC	10,946	$3,147,303
Sherwin-Williams Co.	11,927	2,670,575
Total Basic Materials		5,817,878
Communications — 10.0%
Internet — 7.8%
Alphabet, Inc., Class A(1)	2,974	6,481,119
Media — 2.2%
FactSet Research Systems, Inc.	4,740	1,822,862
Total Communications		8,303,981
Consumer, Cyclical — 15.0%
Apparel — 2.6%
NIKE, Inc., Class B	20,731	2,118,708
Retail — 12.4%
AutoZone, Inc.(1)	2,315	4,975,213
Lowe's Cos., Inc.	16,913	2,954,194
TJX Cos., Inc.	42,006	2,346,035
		10,275,442
Total Consumer, Cyclical		12,394,150
Consumer, Non-cyclical — 21.2%
Beverages — 4.4%
PepsiCo, Inc.	21,619	3,603,023
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	17,853	1,430,739
Healthcare-Services — 6.5%
UnitedHealth Group, Inc.	10,505	5,395,683
Pharmaceuticals — 8.6%
Becton, Dickinson and Co.	10,361	2,554,297
Johnson & Johnson	25,946	4,605,675
		7,159,972
Total Consumer, Non-Cyclical		17,589,417
Financial — 13.6%
Diversified Financial Services — 13.6%
CME Group, Inc.	11,567	2,367,765
Mastercard, Inc., Class A	12,293	3,878,195
Moody's Corp.	18,277	4,970,796
Total Financial		11,216,756
Industrial — 11.9%
Building Materials — 2.3%
Carrier Global Corp.	54,459	1,942,008
Electronics — 2.3%
Mettler-Toledo International, Inc.(1)	1,666	1,913,851

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Description	Shares	Value
Machinery-Diversified — 7.3%
Graco, Inc.	33,832	$2,009,959
Middleby Corp.(1)	15,411	1,931,923
Otis Worldwide Corp.	29,258	2,067,663
		6,009,545
Total Industrial		9,865,404
Technology — 21.2%
Semiconductors — 3.0%
Analog Devices, Inc.	16,768	2,449,637
Software — 18.2%
Adobe Systems, Inc.(1)	5,258	1,924,743
Microsoft Corp.	31,896	8,191,850
MSCI, Inc.	6,459	2,662,077
Oracle Corp.	32,828	2,293,692
		15,072,362
Total Technology		17,521,999
Total Common Stocks
(identified cost $65,233,964)		82,709,585
Total Investments — 99.9%
(identified cost $65,233,964)		82,709,585
Other Assets and Liabilities — 0.1%		64,951
Total Net Assets — 100.0%		$82,774,536

(1)	Non-income producing.

PLC – Public Limited Company